Property and Equipment	12 Months Ended
Dec. 31, 2018
Property Plant And Equipment [Abstract]
Property and Equipment

5. Property and Equipment

Property and equipment consist of the following:

	December 31,
	2018	2017
	(in thousands)
Property and equipment:
Lab equipment	$4,930	$2,708
Leasehold improvements	1,487	244
Furniture and fixtures	403	59
Office and IT equipment	152	12
Property and equipment	$6,972	3,023
Less: accumulated depreciation	(1,496)	(310)
Property and equipment, net	$5,476	$2,713

Depreciation expense for the years ended December 31, 2018 and 2017 was $1.2 million and $0.3 million, respectively.